Vessels under construction - Schedule of estimated installment payments for vessels under construction (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Q1 2026	$ 40.9
Q2 2026	57.6
Q3 2026	14.1
Q4 2026	59.1
2027	212.6
2028	188.3
Total	$ 572.6